TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating loss and capital loss carry forward	$ 37,754	$ 40,551
Valuation allowance	(37,754)	(40,551)
Net deferred tax asset
Accumulated operating losses	33,150
Accumulated capital losses	$ 120,250
Corporate taxable income rate	23.00%
Israeli corporate tax [Member]
Corporate taxable income rate	23.00%	24.00%	25.00%